Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Contracts with Customers - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 50,683	$ 9,009,254	$ 108,264	$ 9,040,359	$ 9,072,130	$ 224,052
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue					52,133	175,327
Republic of Korea [Member]
Disaggregation of Revenue [Line Items]
Total revenue					13,878	34,362
Rest of the world [Member]
Disaggregation of Revenue [Line Items]
Total revenue					9,006,119	14,363
Hardware, net [Member]
Disaggregation of Revenue [Line Items]
Total revenue					22,612	188,244
License [Member]
Disaggregation of Revenue [Line Items]
Total revenue			$ 9,000,000		9,006,716	6,531
Subscription [Member[
Disaggregation of Revenue [Line Items]
Total revenue					243	5,366
Others [Member]
Disaggregation of Revenue [Line Items]
Total revenue					$ 42,559	$ 23,911